Other Payables and Other Current Liabilities - Schedule of Other Payables and Other Current Liabilities (Details) - USD ($)		Dec. 31, 2025	Dec. 31, 2024
Schedule of Other Payables and Other Current Liabilities [Abstract]
Other tax payable	[1]	$ 754,260	$ 805,702
Payroll payable		897,079	601,032
Loans from third parties	[1],[2]	310,497
Accrued expenses		190,264	60,174
Total other payables and other current liabilities		$ 2,152,100	$ 1,466,908

[1]	Other taxes payable primarily represent personal income tax liabilities arising from the distribution of share-based compensation, amounting to $746,205 and $729,637 as of December 31,2025 and 2024, respectively.
[2]	On May 27, 2025, the Company borrowed a loan from a third party amounted to $100,000 with a maturity date as at November 26, 2025. The interest rate of the loan was 1% per month. The Company repaid the loan in January 2026.

On February 25, 2025, the Company borrowed an interest-free loan from a third party amounted to $90,000 with a maturity date as at February 24, 2026. On November 5, 2025, the Company borrowed an interest-free loan from a third party amounted to $120,000 with a maturity date as at November 4, 2026. The loan is interest-free and the effect of discounting the principal amount using an imputed interest rate is immaterial to the financial statements.